Jul. 30, 2015
F | Strategic Advisers Growth Multi-Manager Fund
Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
Class F
July 30, 2015
Prospectus

Effective October 1, 2015, the fund changed its classification from a non-diversified fund to a diversified fund.